Property, Plant, and Equipment (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment
Gross property, plant and equipment	$ 1,886,500,000		$ 1,886,500,000		$ 1,813,566,000	$ 1,678,781,000
Accumulated depreciation	518,100,000		518,100,000		461,975,000	357,994,000
Total net, property, plant and equipment	1,368,400,000		1,368,400,000		1,351,591,000	1,320,787,000
Capitalized interest	600,000	500,000	1,000,000	1,200,000	3,000,000	1,100,000	1,800,000
Original carrying value of assets under capital lease obligations	24,800,000		24,800,000		24,800,000	24,800,000	0
Land and improvements
Property, Plant, and Equipment
Gross property, plant and equipment	24,100,000		24,100,000		23,962,000	19,193,000
Buildings
Property, Plant, and Equipment
Gross property, plant and equipment	37,000,000		37,000,000		36,680,000	33,887,000
Machinery and equipment
Property, Plant, and Equipment
Gross property, plant and equipment	1,720,700,000		1,720,700,000		1,685,616,000	1,570,191,000
Automotive equipment
Property, Plant, and Equipment
Gross property, plant and equipment	15,800,000		15,800,000		14,327,000	9,603,000
Furniture and fixtures
Property, Plant, and Equipment
Gross property, plant and equipment	6,400,000		6,400,000		6,168,000	5,713,000
Leasehold improvements
Property, Plant, and Equipment
Gross property, plant and equipment	800,000		800,000		774,000	413,000
Construction in progress
Property, Plant, and Equipment
Gross property, plant and equipment	$ 81,700,000		$ 81,700,000		$ 46,039,000	$ 39,781,000